Income (Loss) per Share - Summary of Earnings Per Share Basic and Diluted (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributed to equity holders	$ 1,288,110	$ (15,009,015)	$ (33,893,698)	$ (43,029,506)	$ (74,971,745)	$ (123,170,020)
Less: Undistributed earnings attributed to warrant holders	(631,070)
Basic net income (loss) attributed to common shareholders	657,040	(15,009,015)	(33,893,698)	(43,029,506)
Dilutive net income (loss) attributed to common shareholders	$ 657,040	$ (15,009,015)	$ (33,893,698)	$ (43,029,506)
Basic weighted-average number of common shares outstanding	11,030,838	4,781,190	8,462,761	4,765,762	4,824,336	3,465,059
Dilutive weighted-average number of common shares outstanding	11,094,967	4,781,190	8,462,761	4,765,762	4,824,336	3,465,059
Basic earnings (loss) per share	$ 0.06	$ (3.14)	$ (4.01)	$ (9.03)	$ (15.54)	$ (35.55)
Dilutive earnings (loss) per share	$ 0.06	$ (3.14)	$ (4.01)	$ (9.03)	$ (15.54)	$ (35.55)
Options, RSUs, DSUs
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Effect of dilutive securities	$ 64,129